Coopers                                    Coopers & Lybrand L. L. P.
& Lybrand                                  a professional services firm



                REPORT OF INDEPENDENT ACCOUNTANTS


To The Shareholders and Board of Directors of SGY Global Fund (formerly Yamaichi Global Fund), a portfolio of SGY Funds, Inc.
(formerly Yamaichi Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Yamaichi Global Fund, a portfolio of Yamaichi Funds, Inc., including the portfolio of investments as of December 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period then ended and for the period from June 10, 1988
(commencement of operations) through December 31, 1988. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Yamaichi Global Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period then ended and for the period from June 10, 1988 (commencement of operations) through December 31, 1988, in conformity with generally accepted accounting principles.
                                    Z.

Boston, Massachusetts
April 29, 1998



Coopers & Lybrand L.L.P. is a member of Coopers & Lybrand International, a limited liability association incorporated in Switzerland,

                              YAMAICHI GLOBAL FUND

                      (A Portfolio of Yamaichi Funds, Inc.)

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1997

 ASSETS

Investments at value (cost $7,975,657, Note 2A)                   $ 10,054,211
Foreign currencies                                                      97,096
Cash                                                                    96,687
Dividends receivable                                                    11,515
Receivable for taxes withheld                                            2,865
                                                                   -----------
Total assets                                                        10,262,374


LIABILITIES

Custodian and fund accounting fees payable                              30,992
Accrued professional fees                                               23,950
Accrual for Directors'  fees (Note 3B)                                   9,619
Investment  Advisory fees payable  (Note 3A)                             9,583
Accrued  expenses and other  payables                                   17,082
Transfer Agent fee payable                                              10,400
Accrued printing expenses                                               14,033
                                                                       -------
Total liabilities                                                      115,659
                                                                       -------
Net assets for 1,117,700 shares outstanding (Note 5)              $ 10,146,715
                                                                    ----------
                                                                    ----------
Net assets consist of:
Accumulated net realized gain on investments and foreign
     currency transactions(Note 2B)                                  1,225,440
Unrealized appreciation of investments, foreign currency
     holdings, and other net assets (Note 2A)                        2,175,482
Par value (Note 5)                                                      11,177
Paid-in capital in excess of par value (Notes 1 and 5)               6,734,616
                                                                    ----------
Total net assets at value                                         $ 10,146,715
                                                                    ----------
                                                                    ----------
Net asset value and redemption
price per share($10,146,715 / 1,117,700 shares)                   $     9.08

Maximum offering price per share((100 -- 95.25) x $9.08)          $     9.53






  The accompanying notes are an integral part of the finanical statements.

                             YAMAICHI GLOBAL FUND
                     (A Portfolio of Yamaichi Funds, Inc.)

                             STATEMENT OF OPERATIONS

                      for the year ended December 31, 1997


Income (Note 2D):
Dividends (net of foreign withholding taxes of $14,279)             $   197,665
Interest                                                                 10,386
                                                                     ----------
Total investment income                                                 208,051

Expenses:
Investment Advisory fees (Note 3A)                      $ 130,631
Custodian and fund accounting expense                     124,756
Professional fees                                          29,324
Transfer Agent expense                                     33,756
Directors'fees (Note 3B)                                   27,073
Other expenses                                             13,520
Insurance expense                                           8,290
                                                        ---------
Total expenses                                            367,350

Net investment income (loss)                                           (159,299)

Realized  and  unrealized   gain  (loss)  on
investments  and  foreign currencies:
     Net realized gain (loss) on investments sold       2,370,650
Net realized gain (loss) on foreign currency
     transactions                                         (20,440)
                                                       -----------

Net realized gain (loss) on investments and
     foreign currency transactions                                    2,350,210

Change  in  unrealized   appreciation
     (depreciation)  of  investments                    (155,789)
Change in unrealized  appreciation  (depreciation)
      of foreign currencies and other net assets          (5,428)
                                                       ----------

Net unrealized appreciation (depreciation) of
      investments, foreign currency holdings and
      other assets                                                     (161,217)
                                                                     ----------

Net realized and unrealized gain (loss) on
      investments, foreign currency and other
      net assets                                                      2,188,993
                                                                     ----------

Net increase (decrease) in net assets
     resulting from operations                                     $  2,029,694
                                                                     ----------
                                                                     ----------





  The accompanying notes are an integral part of the financial statements.

           YAMAICHI GLOBAL FUND (A Portfolio of Yamaichi Funds, Inc.)

                     STATEMENT OF CHANGES IN NET ASSETS

               for the years ended December 31, 1997 and 1996


                                                       1997            1996
                                                       -------       -------

Net investment income (loss)                    $     (159,299)    $    (21,197)
Net realized gain (loss) on investments and
foreign currency transactions                        2,350,210        2,138,530

Net change in unrealized appreciation
(depreciation) of investments,
foreign currency holdings and other net assets        (161,217)        (616,638)
                                                     ----------       ----------
Net increase (decrease) in net assets
resulting from operations                            2,029,694        1,500,695

Distributions to shareholders from:
Net realized gains on investments                   (1,413,816)      (1,861,747)

Net increase (decrease) in net assets from Fund
share transactions (Note 5)                         (3,770,579)      (6,514,073)
                                                     ----------       ----------
Net increase (decrease) in net assets               (3,154,701)      (6,875,125)

Net assets:
Beginning of period                                 13,301,416       20,176,541
                                                     ----------       ----------
End of period                                    $  10,146,715     $ 13,301,416
                                                     ----------       ----------
                                                     ----------       ----------








  The accompanying notes are an integral part of the financial statements.
                                     4

                              YAMAICHI GLOBAL FUND
                     (A Portfolio of Yamaichi Funds, Inc.)

                              FINANCIAL HIGHLIGHTS






                                          Year     Year     Year      Year     Year    Year     Year     Year     Year    Period
                                          Ended    Ended    Ended     Ended    Ended   Ended    Ended    Ended    Ended    Ended

                                        12/31/97 12/31/96 12/31/95 12/31/94 12/31/93 12/31/92 12/31/91 12/31/90 12/31/89 12/31/88
Per Share Operating Performance:
Net asset value, beginning of period.....  $8.97    $9.32    $8.37    $9.33    $7.35   $7.93    $7.53    $9.95    $9.76    $9.95
                                           -----    -----    -----    -----    -----   ------   ------   ------   ------   -----
Net investment income (loss).............  (0.14)   (0.01)   (0.01)   (0.05)    0.04    0.06     0.04     0.08#    0.11     0.10
Net realized gain (loss) on investments
        and foreign currency.............   1.52     0.92     1.51    (0.56)    2.42   (0.24)    1.00    (2.01)    1.33    (0.21)
                                           ------   ------   ------   ------   -----  -------    ----    ------    ----    ------
Total from investment operations.........   1.38     0.91     1.50    (0.61)    2.46   (0.18)    1.04    (1.93)    1.44    (0.11)

Distributions to shareholders from:
  Capital................................  ------   (1.26)   ------   ------   ------  (0.34)   (0.60)   (0.32)   ------   ------
  Net Investment Income..................  ------   ------   ------   ------   (0.04)  (0.06)   (0.04)   (0.17)   ------   (0.08)
  Funds in excess of Net Inv. Income.....  ------   ------   ------   ------   (0.02)  ------   ------   ------   ------   ------
  Net realized gain on investments.......  (1.27)   ------   (0.55)   (0.35)   (0.42)  ------   ------   -----    (1.25)   ------

Net asset value:
End of Period............................  $9.08    $8.97    $9.32    $8.37    $9.33   $7.35    $7.93    $7.53    $9.95    $9.76

                                         ----------------------------------------------------------------------------------------
Total Return@............................  15.72%   10.55%   17.22%   (6.40%)  33.62%  (2.28%)  14.22%  (18.90%)  14.75%  (1.11%)
                                         ----------------------------------------------------------------------------------------
Ratio of management fee to
     average net assets..................   1.00%    1.00%    1.00%    1.00%   1.00%   1.00%    1.00%    1.00%    1.00%   1.00%*
Ratio of expenses to average net
   assets before reduction................   -- %     -- %     -- %    2.10%    --      --       --       --       --      --
Ratio of expenses to average net assets...  2.81%    2.37%    1.93%    2.04%   1.75%   1.78%    1.94%    1.58%    1.73%   1.92%*
Ratio of net investment income to
   average net assets..................... (1.22%)  (0.13%)   0.14%   (0.37%)  0.35%   0.77%    0.48%    0.98%    0.64%    1.86%
Portfolio turnover rate...................101.46%   65.07%   73.99%   70.13%  75.50%  58.20%   47.40%   99.20%  136.00%   68.70%
Shares outstanding at end
   of period (000 omitted)................  1,118    1,483    2,164    2,249   3,608   6,975    7,397    8,696    5,535    10,630
Average Commission Rate Paid Per Share    .000881  .001608


 *Annualized

@Represents the aggregate total return for the period indicated and does not reflect any applicable sales charges.

See accompanying notes

#Net investment income has been calculated based on the average share method

** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

The accompanying notes are an integral part of the financial statements.

                              YAMAICHI GLOBAL FUND
                      (A Portfolio of Yamaichi Funds, Inc.)

                          NOTES TO FINANCIAL STATEMENTS

   1.       Organization and Business:

Yamaichi Funds, Inc. (the "Company") is an investment company registered under the Investment Company Act of 1940, as amended. it is organized as a Maryland corporation and is an open-end, diversified, management company. The Yamaichi Global Fund portfolio (the "Fund") is currently the only portfolio of the Company. On June 6, 1988, the initial 10,100 shares of the Fund were purchased by Yamaichi International (America), Inc. ("YIA"), the Fund's Distributor. On June 10, 1988, operations of the Fund commenced. The Funds custodian and fund accounting agent is Brown Brothers Harriman & Co. The transfer agent is Shareholder Services Inc.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.


    2.       Significant Accounting Policies:

         A.       Portfolio Valuation

Portfolio securities listed on a securities exchange or on the NASDAQ National Market System ("NASDAQ") are valued by using the last reported sale price, or, if no sales are reported, the average of the last reported bid and asked prices. Securities not listed on a securities exchange or NASDAQ are at the average of the quoted bid and asked prices in the over-the-counter market. If an extraordinary event which is likely to affect the value of a security occurs after the close of an exchange or system on which a portfolio security is traded, such security will be valued at its fair value as determined in good faith by the Investment Manager under procedures established by, and under the general supervision of, the Fund's Board of Directors. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Board of Directors.

        B.       Forward Foreign Currency Exchange Contracts

From time to time the Fund may enter into forward foreign currency exchange contracts to hedge certain assets denominated in foreign currencies. Contracts are valued at the forward rate and are marked-to-market daily. The change in the market value is recorded by the Fund as an unrealized gain or loss. The use of forward foreign currency contracts

                                    Continued

                              YAMAICHI GLOBAL FUND

                     (A Portfolio of Yamaichi Funds, Inc.)

            NOTES TO FINANCIAL STATEMENTS, CONTINUED

does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    C.       Foreign Currency Transactions

Transactions denominated in foreign currencies are recorded in the Fund's records at the current U.S. dollar exchange rate. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Since the net assets of the Fund are presented at the exchange rate and market values at the close of the period, it is not practical to isolate the portion of the Fund's unrealized gains or losses arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    D.       Securities Transactions and Investment Income

Security transactions are recorded on a trade-date basis. Dividend income is recorded on an ex- dividend date. Interest income is recorded on an accrual basis. Realized gains or losses on sales of investments are determined on the identified cost basis for accounting and tax purposes. Dividend and interest income are recorded net of foreign taxes withheld where recovery of such taxes is not assured.

    E.       Federal Taxes

It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, the Fund will not be subject to a Federal excise tax. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.



                                    Continued

                              YAMAICHI GLOBAL FUND

                     (A Portfolio of Yamaichi Funds, Inc.)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

For Federal income tax purposes the cost of investments is $7,975,656. At December 31, 1997 net unrealized appreciation of investments was $2,078,555. This consists of aggregate gross unrealized depreciation and appreciation of $(612,459) and $2,691,014, respectively.

        F.       Repurchase Agreements

The Fund may enter into repurchase agreement transactions. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Yamaichi Capital Management, Inc. (YCM), the Fund's investment adviser, acting under the supervision of the Board of Directors, reviews the creditworthiness and value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

        G.       Distributions

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.


    3.       Fees and Related Party Transactions:

         A.       Investment Advisory Fees

Under an agreement between the Fund and YCM (the "Management Contract") YCM reviews and establishes investment policies for the Fund, and pays all salaries, fees and expenses of officers and directors of the Fund who are affiliated with YCM or its affiliates. In addition to reviewing and establishing investment policies for the Fund, YCM provides executive and other personnel for management of the Fund and provides investment advice and portfolio management services. For such services, YCM receives a monthly fee at the annual rate of 1.0% of the average daily net assets of the Fund.

         B.       Directors' Fees

Directors, other than those affiliated with YCM or its affiliates, receive an annual fee of $5,000 plus $500 for each meeting of the Board of Directors attended as well as reimbursement for travel and out of pocket costs.

                                    Continued

                              YAMAICHI GLOBAL FUND
                     (A Portfolio of Yamaichi Funds, Inc.)

                  NOTES TO FINANCIAL STATEMENTS, CONTINUED
 4. Purchases and Sales of Securities:

During the period, purchases of securities, other than securities subject to repurchase transactions, short-term interest bearing securities held to maturity and U.S. Government Obligations, amounted to $12,060,741. Sales of such securities during the year amounted to $17,939,332.

5. Share Capital:

The Fund has 50,000,000 authorized shares of common stock, par value $.Ol share, which may, without shareholder approval, be increased and divided into an unlimited number of portfolios of such shares. Share capital transactions during the period ended December 31, 1997 and 1996 as follows:

                             Year Ended                      Year Ended
                          December 31,   1997             December 31, 1996

                                 Shares     Amount        Shares         Amount
Sold                             37,999  $  360,133          251      $   2,411

Distributions reinvested          4,475      39,693        9,341         82,852

Reacquired                     (407,596) (4,170,405)    (690,828)    (6,599,335)
                               ---------  ---------      -------      ---------
Net increase (decrease)        (365,122)$(3,770,579)    (681,236)  $ (6,514,072)
                               ---------  ---------      -------      ---------



At December 31, 1997, there was one significant shareholder who individually owns more than 5% of the shares outstanding. The aggregate total value of shares held by this investor amounted to $9,819,893.

6.Subsequent Events:

In February, 1998, the significant shareholder mentioned in Note 5 notified the Fund of its plan to redeem its shares of the Fund and on February 11, 1998 all existing shares of the Fund were liquidated at an N.A.V. per share of $9.02 and the Fund was reorganized into a new Fund known as the SGY Global Fund. On February 27, 1998, Societe Generale Asset Management (North Pacific) Co. Ltd., a wholly owned subsidiary of Societe Generale, purchased an 85% interest in Yamaichi International Capital Management.

                              YAMAICHI GLOBAL FUND

                      (A Portfolio of Yamaichi Funds, Inc.)

                            PORTFOLIO OF INVESTMENTS


                                                                      Market
                                                                      Value
  Investment by Country             Industry               Shares     U.S. $


  Argentina (1.50%)
  SIDERCA /1 VOTE/                   Steel                 48,272      $134,222
  SIDERAR SA A SHARES                Steel                  4,000        17,003
                                                                      ---------
                                                                        151,225

  Canada (4.23%)

  CANADIAN IMPERIAL BANK OF COMMERCE Financial Services   10,000        312,095
  TRIMARK FINANCIAL CORP /CAD/       Financial Services    2,500        113,275
                                                                      ---------
                                                                        425,370
  Switzerland (4.47%)
  NOVARTIS AG REGD                   Healthcare              163        264,378
  BALOISE HOLDINGS REGD              Insurance               100        184,985
                                                                      ---------
                                                                        449,363

  Germany (3.68%)
  MUNCHENER RUCKVERSICHERUNG         Insurance               600        228,126
  SCHMALBACH-LUBECA                  Manufacturing           850        141,745
                                                                      ---------
                                                                        369,871

  Denmark (0.42%)
  GN GREAT STORE LTD                  Communications       2,500         41,959
                                                                      ---------
                                                                         41,959

  France (4.43%)
  AXA UAP                             Insurance            3,000        232,134
  CAP GEMINI SA                       Computers            2,600        213,193
                                                                      ---------
                                                                        445,327

  United Kingdom (6.81%)
  NATIONAL POWER ORD                  Utility             15,000        147,812
  SHELL TRANSPORT & TRADING REGD      Utility             19,000        133,244
  WHITBREAD A ORD                     Merchandising        9,000        132,143
  UNITED ASSURANCE GROUP PLC          Insurance           12,000        103,468
  BRITISH PETROLEUM PLC SPONS ADR     Utility              1,000         79,687
  POWERGEN ORD                        Utility              5,000         65,037
  BRITISH AIRWAYS ORD                 Transportation       2,500         22,993
                                                                      ---------
                                                                        684,384

                              YAMAICHI GLOBAL FUND

                     (A Portfolio of Yamaichi Funds, Inc.)

                            PORTFOLIO OF INVESTMENTS



                                                                         Market
                                                                         Value
Investment by Country                     Industry          Shares       U.S. $


Hong Kong (1.17%)
HSBC HOLDINGS ORD                     Financial Services      3,500      86,269
HUTCHISON WHAMPOA                     Conglomerate            5,000      31,294
                                                                      ---------
                                                                        117,563

Ireland (0.87%)
RYANAIR HLDGS PLC SPON ADR            Transportation          3,500      87,937
                                                                      ---------
                                                                         87,937
Italy (3.71%)
TELECOM ITALIA SPA                    Communications         38,888     248,364
ISTITUTO MOBILAIRE ITALIANO           Financial Services     10,500     124,624
                                                                      ---------
                                                                        372,988

Japan (6.24%)
BANK OF TOKYO-MITSUBISHI              Financial Services     12,000     165,391
KANSAI ELECTRIC POWER                 Utility                 7,000     118,453
FUJITSU                               Computers              10,000     107,198
NOMURA SECURITIES CO LTD              Financial Services      8,000     106,585
FUJIKARA                              Utility                10,000      66,156
TOKYO ELECTRON                        Utility                 2,000      64,012
                                                                      ---------
                                                                        627,795

Netherlands (6.17%)
INTERNATIO-MULLER                      Conglomerate          11,000     346,099
ING GROEP NV                           Financial Services     5,000     210,579
INT'L NEDLAND GP NV WFS 3/15/01        Financial Services     6,111      64,011
                                                                      ---------
                                                                        620,689

Sweden (1.00%)
SANDIVIK AB SER B FREE                 Manufacturing          3,500     100,155
                                                                      ---------
                                                                        100,155
Spain (0.95%)
ENDESA SPON ADR                        Utility                1,950      95,428
                                                                      ---------
                                                                         95,428

                              YAMAICHI GLOBAL FUND

                     (A Portfolio of Yamaichi Funds, Inc.)

                            PORTFOLIO OF INVESTMENTS



Investment by Country               Industry            Shares      Market Value


United States (51.83%)

SIERRA HEALTH SERVICES             Healthcare               9,000     $302,626
TELEPHONE & DATA SYSTEMS INC       Communications           5,000      232,813
LIBERTY FINANCIAL COS INC          Financial Services       6,150      232,163
SAUDI ARABIA INVESTMENT FUND       Country Fund            25,000      215,626
PHARMACIA & UPJOHN INC             Healthcare               5,000      183,126
CONSECO INC                        Financial Services       4,000      181,751
CENTURA BANKS INC                  Financial Services       2,500      172,500
VESTCOM INTL INC                   Commercial Services      7,500      167,812
ARM FINANCIAL GROUP INC CL A       Financial Services       6,000      158,250
GTE CORP                           Communications           3,000      156,750
BINDLEY WESTERN INDS               Healthcare               5,000      154,375
AMERICAN HOME PRODUCTS             Healthcare               2,000      153,000
LEHMAN BROTHERS HLDGS INC          Financial Services       3,000      153,000
PHILIPS NV ADR /NY SHS/            Manufacturing            2,500      151,250
WESTERN NATIONAL                   Insurance                5,000      148,125
LOCKHEED MARTIN CORP               Computers                1,500      147,750
BANKAMERICA CORP                   Financial Services       2,000      146,000
NCR CORPORATION                    Computers                5,000      139,062
VERMONT FINANCIAL SERVICES CORP    Financial Services       5,000      138,750
PHILIP MORRIS COS INC              Merchandising            3,000      135,937
PACIFIC CENTURY FINL CORP          Financial Services       5,000      123,750
ADVEST GROUP INC                   Financial Services       5,000      123,437
FORD MOTOR CO.                     Automotive               2,500      121,718
SUN MICROSYSTEMS INC               Computers                3,000      119,625
SUN INTL HOTELS LTD                Hotel                    3,000      112,875
ANALOG DEVICES INC                 Utility                  4,000      110,750
BUTLER MANUFACTURING CO            Construction             3,300      106,425
INTERNATIONAL BUSINESS MACHINES    Computers                1,000      104,562
MICRON TECH                        Utility                  4,000      104,000
GT GLOBAL ESTN EUROPE FD BEN       Country Fund             8,000      101,000
BOEING CO                          Defense                  1,950       95,428
AGCO CORP                          Manufacturing            2,500       73,125

                              YAMAICHI GLOBAL FUND

                     (A Portfolio of Yamaichi Funds, Inc.)

                            PORTFOLIO OF INVESTMENTS



Investment by Country               Industry            Shares      Market Value

United States (Continued)
INTEL CORP                         Computers                1,000        $70,250
CUMMINS ENGINE CO INC              Manufacturing            1,000         59,062
TTI TEAM TELECOM                   Computers               10,000         51,875
SAKS HOLDINGS INC                  Merchandising            2,500         51,718
PAKISTAN INVESTMENT FUND           Country Fund             7,500         36,562
AT HOME CORP SER A                 Computers                1,300         32,662
TECHFORCE CORP                     Computers                5,000         30,000
CONTINENTAL NATURAL GAS INC        Utility                  2,500         26,875
QUALIX GROUP INC                   Computers                7,500         22,266
MARKWEST HYDROCARBON INC           Utility                  1,000         22,000
GEOTEKINDINC                       Communications          10,000         15,313
AEHR TEST SYSTEMS                  Utility                  1,000          8,000
GILAT COMMUNICATIONS LTD           Communications           1,000          7,375
MIDWAY AIRLINES CORP               Transportation             300          4,537
FRESENIUS NATL MEDICAL CARE PFD    Healthcare               2,500            175
BEN FRANKLIN RETAIL STORES INC     Merchandising                9              1
                                                                      ---------
                                                                       5,210,635
South Africa (2.52%)
LIBLIFE STRATEGIC INVESTMENTS       Conglomerate           75,000        253,522
                                                                      ---------
                                                                         253,522
                                                                      ---------
Total Investments (Cost $ 7,975 657)                                $ 10,054,211
                                                                      ---------
                                                                      ---------

                              YAMAICHI GLOBAL FUND

                     (A Portfolio of Yamaichi Funds, Inc.)

                            PORTFOLIO OF INVESTMENTS





Industry Diversification (Unaudited)    % of Net
                                          Assets

          Automotive                    1.20%
          Commercial Services           1.65%
          Communications                6.92%
          Computers                    10.23%
          Conglomerate                  6.22%
          Construction                  1.05%
          Country Fund                  3.48%
          Defense                       0.94%
          Financial Services           25.75%
          Healthcare                   10.42%
          Hotel                         1.11%
          Insurance                     8.84%
          Manufacturing                 5.18%
          Merchandising                 3.15%
          Steel                         1.49%
          Transportation                1.14%
          Utility                      10.31%
          Other net assets              0.92%
                                    ---------
          Total Net Assets            100.00%




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